Revenue and Deferred Revenue - Summary of Deferred Revenue, by Arrangement, Disclosure (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Deferred revenue, beginning balance	$ 53,501	$ 19,083
Revenue recognized from balance of deferred revenue at the beginning of the period	(11,764)	(4,226)
Revenue deferred during the period	85,153	50,939
Revenue recognized from revenue originated and deferred during the period	(31,293)	(12,295)
Deferred revenue, ending balance	$ 95,597	$ 53,501